Deutsche CROCI Equity Dividend Fund
Deutsche CROCI® Equity Dividend Fund
Investment Objective
The fund seeks to achieve a high rate of total return.
Fees and Expenses of the Fund

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Class A shares in Deutsche funds or if you invest at least $250,000 in Class T shares in the fund. More information about these and other discounts and waivers is available from your financial advisor and in Choosing a Share Class (p. 20), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 59) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-16).

SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees - Deutsche CROCI Equity Dividend Fund - USD ($)	Class A	Class T	Class C	Class R	Class R6	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75%	2.50%	none	none	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	none	1.00%	none	none	none	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$ 20	none	$ 20	none	none	none	$ 20

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Deutsche CROCI Equity Dividend Fund	Class A	Class T	Class C	Class R	Class R6	INST Class	Class S
Management fee	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Distribution/service (12b-1) fees	0.24%	0.25%	1.00%	0.49%	none	none	none
Other expenses	0.18%	0.29%	0.20%	0.36%	0.07%	0.17%	0.19%
Total annual fund operating expenses	1.03%	1.15%	1.81%	1.46%	0.68%	0.78%	0.80%
Fee waiver/expense reimbursement	none	0.06%	none	0.12%	none	none	none
Total annual fund operating expenses after fee waiver/expense reimbursement	1.03%	1.09%	1.81%	1.34%	0.68%	0.78%	0.80%

The Advisor has contractually agreed through February 28, 2019 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at ratios no higher than 1.09% and 1.34% for Class T and Class R, respectively. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for Class T and Class R) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Deutsche CROCI Equity Dividend Fund - USD ($)	Class A	Class T	Class C	Class R	Class R6	INST Class	Class S
1 Year	$ 674	$ 358	$ 284	$ 136	$ 69	$ 80	$ 82
3 Years	884	600	569	450	218	249	255
5 Years	1,111	861	980	786	379	433	444
10 Years	$ 1,762	$ 1,607	$ 2,127	$ 1,736	$ 847	$ 966	$ 990

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Deutsche CROCI Equity Dividend Fund - USD ($)	Class A	Class T	Class C	Class R	Class R6	INST Class	Class S
1 Year	$ 674	$ 358	$ 184	$ 136	$ 69	$ 80	$ 82
3 Years	884	600	569	450	218	249	255
5 Years	1,111	861	980	786	379	433	444
10 Years	$ 1,762	$ 1,607	$ 2,127	$ 1,736	$ 847	$ 966	$ 990

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2017: 58%.

Principal Investment Strategy

Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in dividend-paying equity securities (mainly common stocks). Equity securities may also include preferred stocks, depository receipts and other securities with equity characteristics, such as convertible securities and warrants. Companies are selected for the fund's portfolio using the Cash Return on Capital Invested (CROCI®) strategy as the primary factor, among other factors. Portfolio management will select stocks from among the largest US companies which are under CROCI® coverage at any given time (while the number of companies under CROCI® coverage will vary, as of December 31, 2017, approximately 356 companies were under CROCI® coverage). Approximately 40 companies are identified from the selection universe for investment, though, at times, the number of stocks held may be higher or lower than 40 stocks at the discretion of portfolio management or as a result of corporate actions, mergers or other events.

Although the fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize one or more sectors and may invest more than 25% of total assets in a single sector. The fund may invest up to 20% of total assets in foreign securities.

Management process. Portfolio management will select stocks that it believes offer economic value utilizing the CROCI® strategy as the primary factor, among other factors, and will seek above average dividend yield. The CROCI® strategy is an investment process based on a proprietary valuation technique that attempts to understand the value of a company by converting financial statement data into a set of economic inputs that are used to calculate a valuation metric called the CROCI® Economic Price Earnings Ratio which is comparable across markets, sectors and stocks. The CROCI® Economic Price Earnings Ratio seeks to measure the "real" economic value rather than the "accounting" value of a company's invested capital, and the economic returns thereof. Portfolio management believes that, over time, companies with more favorable financial metrics, including CROCI® Economic Price Earnings Ratios, will outperform other companies. Portfolio Management employs a US-specific strategy seeking to select approximately the forty best value companies under CROCI® coverage with additional screening on high dividend yield, dividend sustainability and price volatility.

The fund is reviewed periodically and adjusted in accordance with the CROCI® strategy's rules (re-selecting approximately forty stocks that will make up the fund). Portfolio Management targets low valuation combined with higher dividends and excludes stocks with undesirable characteristics such as, for example, high financial leverage, low cash returns and high volatility. All CROCI® financial metrics may be adjusted from time to time. Portfolio management may also use factors other than the CROCI® strategy in selecting investments. Portfolio management actively manages portfolio changes in an attempt to reduce market impact and transaction costs and to manage the portfolio with tax efficiency in mind.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Main Risks

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock's price, regardless of how well the company performs, or the fund's ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. To the extent the fund invests in a particular capitalization or sector, the fund's performance may be affected by the general performance of that particular capitalization or sector.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

CROCI® risk. The fund is managed using the CROCI® Investment Process which is based on portfolio management's belief that, over time, stocks which display more favorable financial metrics (for example, the CROCI®Economic P/E Ratio) as generated by this process may outperform stocks which display less favorable metrics. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the fund.

The calculation of financial metrics used by the fund (such as, among others, the CROCI® Economic P/E Ratio) are determined by the CROCI®Investment Strategy and Valuation Group using publicly available information. This publicly available information is adjusted based on assumptions made by the CROCI® Investment Strategy and Valuation Group that, subsequently, may prove not to have been correct. As financial metrics are calculated using historical information, there can be no guarantee of the future performance of the CROCI® strategy.

Dividend-paying stock risk. As a category, dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. In addition, issuers of dividend-paying stocks may have discretion to defer or stop paying dividends for a stated period of time. If the dividend-paying stocks held by the fund reduce or stop paying dividends, the fund's ability to generate income may be adversely affected.

Value investing risk. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by portfolio management may not perform as anticipated.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund's performance.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU) and in March 2017, the United Kingdom initiated its withdrawal from the EU, which is expected to take place by March 2019. Significant uncertainty exists regarding the United Kingdom's anticipated withdrawal from the EU and any adverse economic and political effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.

Past Performance

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

Prior to April 1, 2014, the fund had a different investment management team that operated with a different investment strategy. Performance would have been different if the fund's current strategy described above had been in effect.

Class T is a new class of shares and therefore does not have a full calendar year of performance available. The performance figures for Class T shares are based on the historical performance of the fund's Institutional Class shares adjusted to reflect the higher expenses and applicable sales charges of Class T.

CALENDAR YEAR TOTAL RETURNS (%) (Class A)
These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

	Returns	Period ending
Best Quarter	20.07%	June 30, 2009
Worst Quarter	-23.21%	December 31, 2008

Average Annual Total Returns (For periods ended 12/31/2017 expressed as a %)
After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Average Annual Total Returns - Deutsche CROCI Equity Dividend Fund	Class Inception	1 Year	5 Years	10 Years
Class A | before tax	Mar. 18, 1988	12.39%	11.62%	3.67%
Class A | After tax on distributions		11.94%	11.14%	3.27%
Class A | After tax on distributions and sale of fund shares		7.35%	9.21%	2.85%
Class T | before tax	Jun. 05, 2017	16.31%	12.43%	4.13%
Class C | before tax	Sep. 11, 1995	18.36%	12.10%	3.50%
Class R | before tax	Oct. 01, 2003	18.95%	12.67%	3.99%
INST Class | before tax	Aug. 19, 2002	19.56%	13.25%	4.61%
Class S | before tax	Feb. 28, 2005	19.55%	13.23%	4.51%
Class S | Standard & Poor's 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes)		21.83%	15.79%	8.50%

Average Annual Total Returns - Deutsche CROCI Equity Dividend Fund - Class R6	Class Inception	1 Year	Since Inception
before tax	Mar. 02, 2015	19.68%	9.12%
Standard & Poor's 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes)		21.83%	11.11%